Statement of comprehensive income, profit or loss, by function of expense (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Revenue	$ 1,093,587	$ 745,974	$ 650,351
Cost of sales	(690,831)	(451,301)	(373,492)
Gross profit	402,756	294,673	276,859
Research and development expense	(30,707)	(25,625)	(12,650)
Sales and marketing expense	(26,457)	(21,626)	(17,120)
General and administrative expense	(118,773)	(101,225)	(70,568)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	(2,189)	(440)	3,136
Other gains (losses)	(4,715)	(5,257)	0
Profit (loss) from operating activities	219,915	140,500	179,657
Finance income	40,798	66,875	128,228
Finance costs	(27,855)	(49,701)	(116,834)
Gains (losses) on net monetary position	(4,204)	(6,655)	(12,537)
Other results	8,739	10,519	(1,143)
Profit (loss) before tax	228,654	151,019	178,514
Tax income (expense)	(31,752)	(30,550)	(29,428)
Profit (loss)	196,902	120,469	149,086
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	196,801	120,416	148,964
Profit (loss), attributable to non-controlling interests	$ 101	$ 53	$ 122
Earnings per share [abstract]
Basic earnings (loss) per share	$ 0.68	$ 0.42	$ 0.51
Diluted earnings (loss) per share	$ 0.65	$ 0.39	$ 0.49
Other comprehensive income [abstract]
Exchange difference on translation on foreign operations	$ 5,016	$ (11,188)	$ (7,713)
Total other comprehensive income	5,016	(11,188)	(7,713)
Total Comprehensive Income for the year	$ 201,918	$ 109,281	$ 141,373